Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]	The following table sets forth the financial instruments, measured at fair value at recurring basis, by level within the fair value hierarchy:

		As of December 31,
Financial instruments	Fair value hierarchy	2017	2018
		RMB	RMB

Cash equivalents	Significant other observable inputs (Level 2)	56,137	1,069,646
Short-term investments:
- Variable-rate financial instruments	Significant other observable inputs (Level 2)	3,437,707	4,587,610
Long-term investments:
- Equity investments with readily determinable fair value	Quoted prices in active markets for identical assets (Level 1)	—	910,650
- Non-marketable equity securities held by an investment company within the Group	Significant unobservable inputs (Level 3)	—	182,600